Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard World Fund
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000055216
Shareholder Report [Line Items]
Fund Name	Mega Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	MGK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Strong returns were widespread among the benchmark’s 10 industry sectors, with five posting double-digit returns for the 12 months. Technology stocks contributed by far the most to performance. Consumer discretionary and industrials also helped returns.

  As of September 30, 2025, technology companies accounted for more than two-thirds of the Fund’s index. Concentrated investments are likely to be more volatile than diversified investments, and Fund shareholders should consider their tolerance for risk.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Mega Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,724	$10,724	$10,627
2016	$10,764	$10,767	$10,724
2016	$10,848	$10,852	$11,005
2016	$11,418	$11,424	$11,493
2016	$11,409	$11,416	$11,968
2017	$12,578	$12,588	$12,661
2017	$13,191	$13,205	$13,042
2017	$13,860	$13,876	$13,638
2017	$14,772	$14,791	$14,501
2018	$14,943	$14,963	$14,413
2018	$15,899	$15,923	$14,971
2018	$17,177	$17,204	$16,035
2018	$14,349	$14,370	$13,733
2019	$16,699	$16,725	$15,661
2019	$17,446	$17,477	$16,301
2019	$17,869	$17,903	$16,487
2019	$19,736	$19,776	$17,976
2020	$17,261	$17,302	$14,208
2020	$22,232	$22,287	$17,347
2020	$25,295	$25,361	$18,921
2020	$27,826	$27,902	$21,714
2021	$28,256	$28,340	$23,114
2021	$31,650	$31,748	$25,030
2021	$32,170	$32,275	$25,000
2021	$35,753	$35,875	$27,285
2022	$32,243	$32,358	$25,812
2022	$24,976	$25,068	$21,466
2022	$23,996	$24,089	$20,486
2022	$23,755	$23,850	$21,956
2023	$28,269	$28,387	$23,547
2023	$32,575	$32,716	$25,523
2023	$31,436	$31,577	$24,683
2023	$36,004	$36,173	$27,678
2024	$39,841	$40,035	$30,458
2024	$43,668	$43,890	$31,445
2024	$44,822	$45,057	$33,382
2024	$47,873	$48,134	$34,286
2025	$43,088	$43,330	$32,616
2025	$51,176	$51,471	$36,233
2025	$56,289	$56,622	$39,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	25.58%	17.35%	18.86%
ETF Shares Market Price	25.54%	17.35%	18.87%
CRSP US Mega Cap Growth Index	25.67%	17.43%	18.93%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 31,303,000,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 551,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$31,303
Number of Portfolio Holdings	69
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$551

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.1%
Consumer Staples	0.3%
Financials	1.4%
Health Care	4.7%
Industrials	6.1%
Real Estate	1.4%
Technology	68.3%
Telecommunications	1.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055215
Shareholder Report [Line Items]
Fund Name	Mega Cap Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mega Cap Growth Index Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Strong returns were widespread among the benchmark’s 10 industry sectors, with five posting double-digit returns for the 12 months. Technology stocks contributed by far the most to performance. Consumer discretionary and industrials also helped returns.

  As of September 30, 2025, technology companies accounted for more than two-thirds of the Fund’s index. Concentrated investments are likely to be more volatile than diversified investments, and Fund shareholders should consider their tolerance for risk.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	CRSP US Mega Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,361,309	$5,362,157	$5,313,524
2016	$5,381,899	$5,383,728	$5,362,100
2016	$5,423,973	$5,426,169	$5,502,285
2016	$5,709,175	$5,711,806	$5,746,309
2016	$5,705,320	$5,707,881	$5,984,058
2017	$6,289,432	$6,293,802	$6,330,695
2017	$6,596,694	$6,602,524	$6,521,112
2017	$6,931,621	$6,938,243	$6,818,939
2017	$7,387,780	$7,395,650	$7,250,423
2018	$7,472,731	$7,481,655	$7,206,584
2018	$7,951,386	$7,961,332	$7,485,722
2018	$8,591,029	$8,602,174	$8,017,716
2018	$7,176,961	$7,184,934	$6,866,408
2019	$8,351,842	$8,362,682	$7,830,487
2019	$8,725,540	$8,738,266	$8,150,619
2019	$8,937,169	$8,951,607	$8,243,262
2019	$9,871,203	$9,887,931	$8,988,125
2020	$8,634,939	$8,651,139	$7,104,142
2020	$11,122,498	$11,143,745	$8,673,353
2020	$12,654,640	$12,680,507	$9,460,426
2020	$13,921,487	$13,950,931	$10,856,817
2021	$14,137,774	$14,169,801	$11,556,938
2021	$15,835,906	$15,873,998	$12,514,764
2021	$16,096,666	$16,137,498	$12,499,945
2021	$17,889,914	$17,937,437	$13,642,408
2022	$16,134,796	$16,178,994	$12,905,795
2022	$12,498,410	$12,534,078	$10,732,890
2022	$12,008,905	$12,044,567	$10,243,119
2022	$11,888,012	$11,925,164	$10,978,170
2023	$14,147,281	$14,193,368	$11,773,445
2023	$16,302,669	$16,358,113	$12,761,529
2023	$15,732,687	$15,788,441	$12,341,717
2023	$18,020,071	$18,086,614	$13,838,962
2024	$19,940,855	$20,017,646	$15,229,186
2024	$21,857,176	$21,944,967	$15,722,506
2024	$22,434,626	$22,528,464	$16,690,959
2024	$23,962,560	$24,067,211	$17,143,018
2025	$21,568,425	$21,664,752	$16,308,243
2025	$25,616,969	$25,735,432	$18,116,466
2025	$28,176,738	$28,311,109	$19,605,119

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	25.59%	17.36%	18.88%
CRSP US Mega Cap Growth Index	25.67%	17.43%	18.93%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 31,303,000,000
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 551,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$31,303
Number of Portfolio Holdings	69
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$551

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.1%
Consumer Staples	0.3%
Financials	1.4%
Health Care	4.7%
Industrials	6.1%
Real Estate	1.4%
Technology	68.3%
Telecommunications	1.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature